Expense Example - Class A Class C and Institutional Class - SP MidCap 400 Pure Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	629	953	1,299	2,274	337	730	1,250	2,676